Leases (Details) - Schedule of Consolidated Balance Sheet - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Balance Sheet to Operating Leases[Abstract]
ROU Assets	$ 185,728	$ 205,053
Current lease liabilities	78,786	75,808
Non Current lease liabilities	116,323	136,899
Total lease liabilities	$ 195,109	$ 212,707